Accumulated Other Comprehensive Loss	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss

NOTE 15 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The table below presents the changes in accumulated other comprehensive income (loss) by component for the following periods:

	Nine Months Ended September 30,
	2015	2014
Foreign currency translation
Beginning of period	$(11.2)	$(1.5)
Net loss on foreign currency translation	(23.5)	(8.1)

End of period	(34.7)	(9.6)

Pension and other post-retirement benefits
Beginning of period	(30.4)	(5.3)
Amortization of unrecognized loss included in net loss, net of tax (a)	1.2	0.1
OCI associated with the sale of Wells	3.0	—

End of period	(26.2)	(5.2)

Total accumulated other comprehensive loss	$(60.9)	$(14.8)

(a)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension expense and net periodic post-retirement expense (see Note 10 for additional details).